UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York,		NY 10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2017 (Unaudited)

	Number of Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES 98.2%
CRUDE/REFINED PRODUCTS 19.9%
Buckeye Partners LP	33,945	$2,339,489
Enbridge (CAD) (Canada)	51,530	2,168,745
Enbridge (USD) (Canada)	65,350	2,734,914
Enbridge Energy Management LLC(a)	224,540	3,906,996
Genesis Energy LP	18,080	611,827
NuStar GP Holdings LLC	36,282	1,048,550
Plains GP Holdings LP, Class A	143,026	4,701,265
SemGroup Corp., Class A	95,075	3,341,886
Valero Energy Partners LP	22,861	1,119,275
		21,972,947
DIVERSIFIED MIDSTREAM 34.9%
Energy Transfer Equity LP	266,908	5,028,547
Energy Transfer Partners LP	40,749	1,540,720
Enterprise Products Partners LP	206,349	5,783,962
Kinder Morgan	288,118	6,139,795
Macquarie Infrastructure Co. LLC	41,594	3,200,242
MPLX LP	63,764	2,372,658
ONEOK Partners LP	18,933	991,711
Pembina Pipeline Corp. (CAD) (Canada)	169,146	5,465,853
Western Gas Equity Partners LP	13,726	629,337
Williams Cos. (The)	260,229	7,374,890
		38,527,715
DIVERSIFIED UTILITIES 5.4%
Atmos Energy Corp.	12,872	1,007,749
Dominion Resources	40,284	3,127,650
Sempra Energy	17,052	1,880,665
		6,016,064
GATHERING & PROCESSING 16.4%
Antero Midstream Partners LP	38,234	1,311,426
EnLink Midstream Partners LP	38,225	715,572
EQT Corp.	12,763	764,376
Keyera Corp. (CAD) (Canada)	71,869	2,116,245
Noble Midstream Partners LP	11,347	551,464
PennTex Midstream Partners LP	28,570	456,834
Rice Energy(b)	26,102	486,802
Rice Midstream Partners LP	67,773	1,667,894

1

	Number of Shares/Units	Value
Tallgrass Energy GP LP	134,199	$3,812,594
Targa Resources Corp.	110,156	6,223,814
		18,107,021
MARINE SHIPPING/OFFSHORE 4.9%
GasLog Ltd. (Monaco)	68,703	1,061,461
GasLog Partners LP (Monaco)	23,695	563,941
Golar LNG Ltd. (Bermuda)	35,773	976,961
Golar LNG Partners LP (Marshall Islands)	38,183	860,645
Hoegh LNG Partners LP (Marshall Islands)	55,782	1,076,592
KNOT Offshore Partners LP (Marshall Islands)	22,857	503,997
Teekay Corp. (Marshall Islands)	40,372	396,453
		5,440,050
NATURAL GAS PIPELINES 13.3%
Cheniere Energy(b)	47,738	2,293,811
Cheniere Energy Partners LP Holdings LLC	51,215	1,246,061
Tesoro Logistics LP	20,543	1,156,776
TransCanada Corp. (CAD) (Canada)	155,032	7,127,130
Veresen (CAD) (Canada)	277,917	2,828,970
		14,652,748
OIL & GAS STORAGE 1.6%
VTTI Energy Partners LP (Marshall Islands)	94,985	1,738,226
RENEWABLE ENERGY 1.8%
NextEra Energy Partners LP	28,185	867,534
Pattern Energy Group	56,700	1,178,793
		2,046,327
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$100,535,982)		108,501,098
SHORT-TERM INVESTMENTS 1.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.42%(c)	1,800,000	1,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,800,000)		1,800,000

2

		Value
TOTAL INVESTMENTS (Identified cost—$102,335,982)	99.8%	$110,301,098

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	190,802
NET ASSETS	100.0%	$110,491,900

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a) Distributions are paid-in-kind.
(b) Non-income producing security.
(c) Rate quoted represents the annualized seven-day yield of the fund.

3

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of February 28, 2017.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund’s investments carried at value:

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Master Limited Partnerships and Related Companies	$108,501,098	$108,501,098	$—	$—
Short-Term Investments	1,800,000	—	1,800,000	—
Total Investments(a)	$110,301,098	$108,501,098	$1,800,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies— Gathering & Processing
Balance as of November 30, 2016	$419,804
Sales	(436,450)
Change in unrealized appreciation (depreciation)	16,646
Balance as of February 28, 2017	$—

Note 2. Income Tax Information

As of February 28, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$102,335,982
Gross unrealized appreciation	$11,032,715
Gross unrealized depreciation	(3,067,599)
Net unrealized appreciation (depreciation)	$7,965,116

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name:	James Giallanza
	Title: President and Principal Executive Officer	Title:	Principal Financial Officer

Date: April 24, 2017